Borrowings (Details 5) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 206,892	$ 99,825	$ 135,547
Proceeds from borrowings	404,781	37,943	29,973
Payment of borrowings' interests	(30,703)	(4,044)	(6,076)
Paid from repurchase of Corporate Notes			(3,201)
Gain from repurchase of Corporate Notes			2,465
Payment of borrowings	(22,464)	(2,247)	(41,218)
Loss on debt restructuring	3,447		3,044
Payment of Corporate Notes issuance expenses	(18,837)	(1,603)	(3,830)
Exchange diference and interest accrued	96,977	178,533	55,044
Result from exposure to inflation	(172,618)	(101,515)	(71,923)
Balance at the end of year	$ 467,475	$ 206,892	$ 99,825